GOODWILL AND OTHER INTANGIBLE ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS
Carrying Value, Beginning Balance	$ 7,101,084	$ 7,718,842
Goodwill acquired during the year	0	0
Goodwill Other	7,101,084	7,718,842
Purchase Price Measurement Period Adjustment	0	(35,644)
Impairment Losses	0	(582,114)	$ (2,530,325)
Carrying Value, Ending Balance	$ 7,101,084	$ 7,101,084	$ 7,718,842